Stock-Based Compensation - Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Shares
Beginning of the period	611	0
Granted	336	616
Forfeitures	(21)	(5)
End of the period	926	611
Weighted- Average Exercise Price
Beginning of the period	$ 34.94	$ 0
Granted	45.51	34.94
Forfeitures	35.52	34.98
End of the period	$ 38.76	$ 34.94
Weighted- Average Remaining Contractual Term	9 years 1 month 6 days	8 years 10 months 24 days
Aggregate Intrinsic Value	$ 9.7	$ 6.4